Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 44,389	$ 54,042
Interest-earning deposits in Federal Home Loan Bank	4,371	6,942
Cash and cash equivalents	48,760	60,984
Federal Home Loan Bank stock, at cost (note 2)	4,428	4,378
Securities available for sale (notes 2, 7 and 8)	383,782	357,738
Loans receivable, net of allowance for loan losses of $11,262 at December 31, 2011, and $9,830 at December 31, 2010 (notes 3 and 7)	556,360	600,215
Accrued interest receivable	6,183	6,670
Real estate and other assets owned (note 14)	2,267	9,812
Bank owned life insurance	9,135	8,819
Premises and equipment, net (note 4)	23,431	24,289
Deferred tax assets (note 13)	1,132	3,788
Intangible asset (note 5)	519	810
Other assets	4,823	5,088
Total assets	1,040,820	1,082,591
Liabilities and Stockholders' Equity
Non-interest-bearing accounts	79,550	69,139
Interest-bearing accounts
NOW accounts	130,114	138,936
Savings and money market accounts	70,443	63,848
Other time deposits	519,988	555,006
Total deposits	800,095	826,929
Advances from Federal Home Loan Bank (note 7)	63,319	81,905
Repurchase agreements (note 8)	43,080	45,110
Subordinated debentures (note 10)	10,310	10,310
Advances from borrowers for taxes and insurance	153	239
Dividends payable	176	613
Accrued expenses and other liabilities	5,204	6,041
Total liabilities	922,337	971,147
Stockholders' equity (note 17):
Preferred stock, par value $0.01 per share; authorized-500,000 shares; 18,400 shares issued and outstanding with a liquidation preference of $18,400,000 at December 31, 2011 and December 31, 2010
Common stock, par value $.01 per share; authorized 15,000,000 shares; 7,895,336 issued and 7,492,420 outstanding at December 31, 2011, and 7,737,879 issued and 7,334,963 outstanding at December 31, 2010	79	77
Common stock warrants	556	556
Additional paid-in-capital	75,967	74,920
Retained earnings-substantially restricted	39,591	39,994
Treasury stock (at cost, 402,916 shares at December 31, 2011 and December 31, 2010)	(5,076)	(5,076)
Accumulated other comprehensive income, net of taxes	7,366	973
Total stockholders' equity	118,483	111,444
Total liabilities and stockholders' equity	$ 1,040,820	$ 1,082,591